INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 1,264	$ 551
Finished goods	9,404	10,794
Total inventory	10,668	11,345
Cost of goods sold, deferred finished goods inventory	$ 1,335	$ 1,336